9 Long Term Bank Loan (Details) (USD $)	3 Months Ended
Sep. 30, 2012
Beijing International Trust Co., Ltd Loan	$ 7,107,545 [1]

[1]	Loan bears an 18.0% interest per annum and will mature on September 23, 2014